Goodwill and Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Other Intangible Assets [Line Items]
Amortization of intangible assets	$ 168	$ 220	$ 130
Impairment loss	$ 0		$ 0
Amortized period	5 years
Fixed growth rate	5.00%
Pre-tax discount rate of the cash flows	24.30%
Cash-generating units [member]
Goodwill and Other Intangible Assets [Line Items]
Amortized period	5 years
Software [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment loss		$ 361
ILSB [Member]
Goodwill and Other Intangible Assets [Line Items]
Amortized period	5 years
OFN [Member]
Goodwill and Other Intangible Assets [Line Items]
Fixed growth rate	2.00%
INXS [Member]
Goodwill and Other Intangible Assets [Line Items]
Amortized period	5 years
Fixed growth rate	3.00%
Pre-tax discount rate of the cash flows	29.80%